UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Securities Trust

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley U.S. Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	37
Investment Advisory Agreement Approval	42
Privacy Notice	45
Trustee and Officer Information	48

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2019

Total Return for the 6 Months Ended June 30, 2019
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
4.72%	4.49%	4.55%	5.01%	4.29%	4.75%	5.01%

The performance of Morgan Stanley U.S. Government Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

In the six-month reporting period, interest rates declined. Yields on 2-, 5-, 10- and 30-year Treasuries fell by 73, 74, 68 and 49 basis points (bps), respectively.(i)

U.S. growth is likely to be lower for the remainder of 2019, although stabilized via easier monetary policy. Central banks have become more accommodative, particularly in the U.S. and eurozone, and we expect that to continue as uncertainty in the geopolitical and economic landscape remains prevalent. We currently see three major risks to the outlook, which are Brexit, U.S.-China trade disputes and the U.S. presidential election. Recent speeches from the Federal Reserve (Fed) policymakers give us further confidence that the Fed is committed to being flexible regarding future interest rate policy. With that being said, at this point we believe multiple "insurance" rate cuts may be warranted over the next 12 months to help lengthen the economic cycle and avoid a recession.

While valuations got richer following strong performance in the first half of 2019, the risks of recession remain. Uncertainty around global trade and weaker growth make the short-term outlook for corporate earnings less clear. Our base case does not call for a recession; rather, we expect continued low global growth and low inflation, supported by low real rates and easy financial conditions. We are carefully monitoring the incoming economic data (with heightened focus on employment trends) as well as comments from central banks to see if accommodative central bank policy will be rekindled, which should support market confidence.

Agency mortgage-backed securities (MBS) spreads were stable relative to similar duration U.S. Treasuries

(i)  Source: Bloomberg L.P. Data as of June 30, 2019.

during the quarter. They were 13 bps tighter over the six-month period.(i) Lower coupon agency MBS outperformed higher coupon MBS as prepayment concerns have a greater negative impact on the higher coupon MBS. The duration of the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index shortened 0.9 years to 3.15 years during the quarter, as mortgage prepayment speeds are expected to accelerate as a result of lower mortgage rates.(ii) Supply pressure from the reduction of the Fed's balance sheet holdings and increasing prepayment concerns from lower mortgage rates have caused agency MBS to underperform credit sectors in the reporting period. We think that agency MBS now look more attractive on a risk-adjusted relative-value basis as credit spreads have tightened materially in the six-month period.

Non-agency MBS and asset-backed securities (ABS) spreads again tightened in the reporting period. We still believe that securitized fundamental credit conditions will remain positive and that credit-sensitive mortgage and securitized assets will continue to perform well, but we have concerns that credit risk is not being priced at appropriate levels.

Performance Analysis

All share classes except Class I shares underperformed the Bloomberg Barclays U.S. Government/Mortgage Index (the "Index") and the Lipper General U.S. Government Funds Index for the six months ended June 30, 2019, assuming no deduction of applicable sales charges. Class I shares outperformed the Index and performed the same as the Lipper General U.S. Government Funds Index for the same period.

In the reporting period, U.S. interest rate positioning was the primary driver of absolute performance. Positioning in securitized bonds also contributed to absolute performance. In terms of relative performance, securitized and municipal bond positioning contributed the most to performance, while interest rate positioning detracted from relative performance as rates fell.

At the close of the reporting period, the portfolio was structured to have an underweight in Treasuries and a yield advantage relative to the Index. Its largest sector overweights were in U.S. taxable municipal bonds, agency residential and commercial MBS, and non-agency MBS and ABS. It was slightly short duration relative to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(i)  Source: Bloomberg L.P. Data as of June 30, 2019.

(ii)  Source: Bloomberg Barclays. Data as of June 30, 2019. The Bloomberg Barclays U.S. Mortgage Backed Securities Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The index information is provided for illustrative purposes only and is not meant to depict the characteristics of a specific investment.

PORTFOLIO COMPOSITION as of 06/30/19
Agency Fixed Rate Mortgages	37.8%
Mortgages — Other	12.3
Municipal Bonds	12.1
Collateralized Mortgage Obligations — Agency Collateral Series	9.5
U.S. Agency Securities	8.8
Short-Term Investments	7.0
Agency Bonds — Sovereign (U.S. Government Guaranteed)	4.7
Commercial Mortgage-Backed Securities	2.7
Asset-Backed Securities	2.3
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	1.1
U.S. Treasury Securities	0.7
Agency Adjustable Rate Mortgages	0.7
Agency Bonds — Finance (U.S. Government Guaranteed)	0.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual

Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2019
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class L Shares*** (since 07/28/97) USGCX	Class I Shares† (since 07/28/97) USGDX	Class C Shares†† (since 04/30/15) MSGVX
1 Year	5.85 1.30[4]	%[3]	5.64 0.64[4]	%[3]	5.54 —%[3]	6.33 —%[3]	5.00 4.00[4]	%[3]
5 Years	2.34[3] 1.46[4]		2.31[3] 1.95[4]		2.06[3] —	2.68[3] —	—
10 Years	3.14[3] 2.70[4]		3.16[3] 3.16[4]		2.77[3] —	3.45[3] —	—
Since Inception	3.83[3] 3.63[4]		5.43[3] 5.43[4]		3.40[3] —	4.11[3] —	1.40[3] 1.40[4]
Gross Expense Ratio	1.02		0.95		1.20	0.72	1.96

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%. Effective August 1, 2019, the front-end sales charge for Class A will be 3.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. The conversion feature was suspended because the total annual operating expense ratio of Class B was lower than that of Class A. Effective March 2019, the conversion feature is no longer suspended as the annual operating expense ratio of Class B is no longer lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed for new investments.

***  Class L has no sales charge. Class L shares are closed for new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/19 – 06/30/19.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/19	06/30/19	01/01/19 – 06/30/19
Class A
Actual (4.72% return)	$1,000.00	$1,047.20	$4.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26
Class B
Actual (4.49% return)	$1,000.00	$1,044.90	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31
Class L
Actual (4.55% return)	$1,000.00	$1,045.50	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class I
Actual (5.01% return)	$1,000.00	$1,050.10	$2.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61
Class C
Actual (4.29% return)	$1,000.00	$1,042.90	$8.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.85%, 0.86%, 1.12%, 0.52% and 1.62% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.98%, 0.95%, 1.23%, 0.72% and 1.80% for Class A, Class B, Class L, Class I and Class C shares, respectively.

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.7%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$211	12 Month USD LIBOR + 1.74%	4.533%	11/01/36	$222,147
1,524	12 Month USD LIBOR + 1.82%	4.671	06/01/43	1,596,640
408	12 Month USD LIBOR + 1.91%	4.732	10/01/36	432,338
513	Federal National Mortgage Association, Conventional Pool:, 12 Month USD LIBOR + 1.57%	4.445	05/01/44	530,990
	Total Agency Adjustable Rate Mortgages (Cost $2,782,558)			2,782,115
	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.1%)
2,362	Amal Ltd. (Cayman Islands)	3.465	08/21/21	2,395,076
1,941	Safina Ltd. (Cayman Islands)	2.00	12/30/23	1,936,208
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $4,303,047)			4,331,284
	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,394	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,393,840)	2.637	09/15/26	1,421,758
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.0%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,211,277
2,974	Petroleos Mexicanos (Mexico)	2.46	12/15/25	3,007,731
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $16,733,443)			19,219,008
	Agency Fixed Rate Mortgages (39.8%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
5,744		3.00	03/01/47 - 06/01/49	5,816,374
9,796		3.50	08/01/42 - 04/01/49	10,165,253
5,105		4.00	12/01/41 - 10/01/45	5,359,761
819		5.00	01/01/40	890,681
1,033		5.50	11/01/39	1,125,741
160		6.50	03/01/29 - 09/01/32	178,079
244		7.50	05/01/35	287,264
161		8.00	08/01/32	191,359
166		8.50	08/01/31	201,346

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$15,148		3.00%	06/01/40 - 07/01/49	$15,334,167
23,950		3.50	12/01/42 - 07/01/49	24,780,361
26,953		4.00	11/01/41 - 09/01/48	28,337,800
10,868		4.50	01/01/25 - 09/01/48	11,620,642
3,015		5.00	05/01/35 - 02/01/41	3,297,081
834		5.121	03/01/38	910,104
2,610		5.50	03/01/35 - 10/01/35	2,903,096
42		6.50	06/01/29 - 02/01/33	46,254
1		7.00	05/01/31	1,023
404		7.50	08/01/37	485,946
318		8.00	04/01/33	383,013
319		8.50	10/01/32	390,169
	July TBA:
4,870	(a)	3.00	07/01/34	4,966,115
10,450	(a)	3.50	07/01/49	10,684,717
2,320	(a)	4.00	07/01/49	2,397,983
1,170	(a)	4.50	07/01/49	1,222,776
	Government National Mortgage Association, July TBA:
2,380	(a)	3.50	07/20/49	2,458,745
	Various Pools:
1,197		4.50	04/20/49	1,252,928
6,230		3.50	08/20/45 - 07/20/46	6,446,052
3,539		4.00	11/20/42 - 07/15/44	3,753,753
2,579		5.00	01/20/40 - 02/20/49	2,695,538
76		5.125	11/20/37	79,062
626		5.25	04/20/36 - 09/20/39	670,831
1,019		5.375	02/20/36 - 08/20/40	1,089,738
1,499		6.00	02/15/28 - 09/20/34	1,669,265
99		7.00	03/20/26 - 07/20/29	114,221
556		8.00	11/15/21 - 08/15/31	567,094
589		8.50	07/15/30	645,743
62		9.00	09/15/19 - 02/15/25	70,496
37		9.50	08/15/19 - 12/15/20	38,445
16		10.00	07/15/19 - 11/15/20	19,885
	Total Agency Fixed Rate Mortgages (Cost $153,136,805)			153,548,901

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (2.4%)
$1,465	Invitation Homes Trust, 1 Month USD LIBOR + 1.00% (b)	3.394	(c)%	07/17/37	$1,463,231
1,191	New Residential Mortgage Loan Trust	4.00		08/27/57	1,243,417
593	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	3.38	(c)	07/25/25	593,414
16	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	3.542	(c)	07/01/24	16,224
	United States Small Business Administration
1,704		2.42		06/01/32	1,716,009
4,040		2.67		04/01/32	4,164,018
	Total Asset-Backed Securities (Cost $9,034,315)				9,196,313
	Collateralized Mortgage Obligations - Agency Collateral Series (10.0%)
	Federal Home Loan Mortgage Corporation
10,125		2.373		05/25/22	10,204,360
4,700		2.682		10/25/22	4,795,139
3,850		3.208		02/25/26	4,054,807
4,000		3.32		02/25/23	4,170,926
3,429		3.527	(c)	10/25/23	3,620,894
3,200		3.69		01/25/29	3,522,280
2,760		3.90	(c)	08/25/28	3,074,147
	IO
32,835		0.457	(c)	11/25/27	838,149
20,425		0.567	(c)	08/25/27	644,616
	IO REMIC
4,078	6.00% - 1 Month USD LIBOR	3.606	(c)	11/15/43	605,718
2,641	6.05% - 1 Month USD LIBOR	3.656	(c)	04/15/39	144,091
	Federal National Mortgage Association
1,087		3.763		06/25/21	1,107,913
	IO
6,850	6.39% - 1 Month USD LIBOR	3.986	(c)	09/25/20	153,363
	IO REMIC
9,879		3.50		02/25/39	665,595
6,617	6.55% - 1 Month USD LIBOR	4.146	(c)	08/25/41	836,254

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	IO
$2,201		3.618%		07/16/33	$39,225
613		5.00		02/16/41	123,153
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $36,178,434)				38,600,630
	Commercial Mortgage-Backed Securities (2.8%)
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	3.464	(c)	12/15/37	603,021
	Citigroup Commercial Mortgage Trust,
	IO
5,715		1.013	(c)	11/10/48	215,315
14,434		1.08	(c)	09/10/58	645,131
8,573		1.195	(c)	11/10/46	334,669
7,981	COMM Mortgage Trust, IO	1.333	(c)	08/10/46	287,602
24,101	Commercial Mortgage Pass-Through Certificates, IO	0.768	(c)	02/10/47	580,701
	GS Mortgage Securities Trust,
	IO
9,472		1.217	(c)	11/10/46	367,036
16,780		1.228	(c)	04/10/47	591,746
15,578		1.482	(c)	10/10/48	971,807
950	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	3.544	(c)	05/15/38	952,890
9,148	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.881	(c)	12/15/49	319,668
	JPMBB Commercial Mortgage Securities Trust,
	IO
23,933		0.931	(c)	01/15/47	685,712
5,368		1.249	(c)	11/15/45	209,363
1,400	Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	3.594	(c)	11/15/35	1,408,375
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,427,663
	WFRBS Commercial Mortgage Trust,
	IO
14,993		0.592	(c)	08/15/46	227,062
12,009		1.018	(c)	03/15/46	320,543
15,016		1.29	(c)	12/15/46	624,729
	Total Commercial Mortgage-Backed Securities (Cost $9,813,663)				10,773,033

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Mortgages - Other (13.0%)
$1,300	Cascade Funding Mortgage Trust	4.00%		10/25/68	$1,328,944
1,379	CIM Trust (b)	3.00	(c)	04/25/57	1,392,151
	Federal Home Loan Mortgage Corporation
6,018		3.00		09/25/45 - 05/25/47	6,011,427
5,664		3.50		05/25/45 - 05/25/47	5,748,491
594	1 Month USD LIBOR + 1.20%	3.604	(c)	10/25/29	597,983
268		4.00		05/25/45	273,219
1,016	1 Month USD LIBOR + 1.85%	4.254	(c)	10/25/27	1,027,373
366	1 Month USD LIBOR + 2.00%	4.404	(c)	12/25/28	367,684
152	1 Month USD LIBOR + 2.20%	4.604	(c)	10/25/28	152,845
671	1 Month USD LIBOR + 2.75%	5.154	(c)	09/25/28	677,191
268	1 Month USD LIBOR + 2.80%	5.204	(c)	05/25/28	271,521
633	1 Month USD LIBOR + 2.90%	5.304	(c)	07/25/28	641,114
841	Federal National Mortgage Association, 1 Month USD LIBOR + 1.30%	3.704	(c)	04/25/29	844,136
1,805	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57- 02/25/59	1,852,206
	New Residential Mortgage Loan Trust
2,592	(b)	3.75	(c)	11/26/35 - 08/25/55	2,693,193
2,740	(b)	4.00	(c)	02/25/57 - 09/25/57	2,853,997
	Seasoned Credit Risk Transfer Trust
10,451		3.00		07/25/56 - 08/25/58	10,446,036
8,552		3.50		06/25/57 - 08/25/58	8,724,654
391		4.00		08/25/58	406,879
3,607		4.50		06/25/57	3,791,516
	Total Mortgages - Other (Cost $49,169,035)				50,102,560
	Municipal Bonds (12.8%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,441,406
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,121,975
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,975,745
5,980	Los Angeles Unified School District	5.75		07/01/34	7,629,643
1,450	Metropolitan Transportation Authority	6.668		11/15/39	2,029,000
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,666,418
1,749	Municipal Electric Authority of Georgia, GA	6.637		04/01/57	2,106,015
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,842,759

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267%	05/01/27	$4,293,106
3,000	New York State Dormitory Authority	5.628	03/15/39	3,778,068
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,412,011
1,580	State of Washington	5.481	08/01/39	2,009,341
	Total Municipal Bonds (Cost $38,965,103)			49,305,487
	U.S. Agency Securities (9.3%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,365,511
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,295,112
6,960		4.30	12/15/21	7,346,047
	Tennessee Valley Authority
6,935		5.25	09/15/39	9,254,622
8,085		7.125	05/01/30	11,673,382
	Total U.S. Agency Securities (Cost $31,785,860)			35,934,674
	U.S. Treasury Securities (0.7%)
1,450	U.S. Treasury Bond	3.00	11/15/44	1,584,408
1,200	U.S. Treasury Note	2.625	02/15/29	1,265,602
	Total U.S. Treasury Securities (Cost $2,772,299)			2,850,010
	Short-Term Investments (7.4%)
	U.S. Treasury Securities (4.7%)
2,370	U.S. Treasury Bill (d)(e)	2.353	11/21/19	2,350,654
15,800	U.S. Treasury Note	1.75	11/30/19	15,775,930
	Total U.S. Treasury Securities (Cost $18,106,157)			18,126,584

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (2.7%)
10,318	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $10,317,687)		$10,317,687
	Total Short-Term Investments (Cost $28,423,844)		28,444,271
	Total Investments (Cost $384,492,246) (f)(g)	105.4%	406,510,044
	Liabilities in Excess of Other Assets	(5.4)	(20,645,140)
	Net Assets	100.0%	$385,864,904

  AID  Agency for International Development.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Rate shown is the yield to maturity at June 30, 2019.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts.

  (g)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,322,357 and the aggregate gross unrealized depreciation is $2,297,099, resulting in net unrealized appreciation of $22,025,258.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2019 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	283	Sep-19	$28,300	$33,438,219	$359,272
U.S. Treasury Ultra Bond	42	Sep-19	4,200	7,457,625	193,971
U.S. Treasury 30 yr. Bond	25	Sep-19	2,500	3,889,844	127,084
Short:
U.S. Treasury 2 yr. Note	1	Sep-19	(200)	(215,180)	—
U.S. Treasury 10 yr. Ultra Long Bond	165	Sep-19	(16,500)	(22,790,625)	(672,867)
					$7,460

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $374,174,559)	$396,192,357
Investment in affiliate, at value (cost $10,317,687)	10,317,687
Total investments in securities, at value (cost $384,492,246)	406,510,044
Receivable for:
Interest	2,231,785
Shares of beneficial interest sold	64,442
Dividends from affiliate	12,924
Prepaid expenses and other assets	77,044
Total Assets	408,896,239
Liabilities:
Payable for:
Investments purchased	21,665,047
Shares of beneficial interest redeemed	759,596
Dividends to shareholders	119,958
Advisory fee	111,621
Transfer and sub transfer agent fees	74,863
Distribution fee	67,651
Trustees' fees	58,534
Administration fee	25,337
Variation margin on open futures contracts	15,487
Deferred capital gain country tax	4,998
Accrued expenses and other payables	128,243
Total Liabilities	23,031,335
Net Assets	$385,864,904
Composition of Net Assets:
Paid-in-capital	$369,472,982
Total distributable earnings	16,391,922
Net Assets	$385,864,904
Class A Shares:
Net Assets	$309,001,848
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,622,571
Net Asset Value Per Share	$8.67
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.05
Class B Shares:
Net Assets	$92,999
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,745
Net Asset Value Per Share	$8.65
Class L Shares:
Net Assets	$7,147,411
Shares Outstanding (unlimited shares authorized, $0.01 par value)	817,514
Net Asset Value Per Share	$8.74
Class I Shares:
Net Assets	$68,079,110
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,844,802
Net Asset Value Per Share	$8.68
Class C Shares:
Net Assets	$1,543,536
Shares Outstanding (unlimited shares authorized, $0.01 par value)	176,537
Net Asset Value Per Share	$8.74

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations For the six months ended June 30, 2019 (unaudited)

Net Investment Income: Income
Interest	$7,545,711
Dividends from affiliate (Note 9)	86,698
Total Income	7,632,409
Expenses
Advisory fee (Note 4)	801,141
Distribution fee (Class A shares) (Note 5)	219,286
Distribution fee (Class B shares) (Note 5)	152,122
Distribution fee (Class L shares) (Note 5)	17,858
Distribution fee (Class C shares) (Note 5)	8,685
Administration fee (Note 4)	152,598
Sub transfer agent fees and expenses (Class A shares)	56,594
Sub transfer agent fees and expenses (Class B shares)	38,540
Sub transfer agent fees and expenses (Class L shares)	2,473
Sub transfer agent fees and expenses (Class I shares)	23,562
Sub transfer agent fees and expenses (Class C shares)	685
Transfer agent fees and expenses (Class A shares) (Note 8)	46,029
Transfer agent fees and expenses (Class B shares) (Note 8)	38,379
Transfer agent fees and expenses (Class L shares) (Note 8)	1,953
Transfer agent fees and expenses (Class I shares) (Note 8)	13,122
Transfer agent fees and expenses (Class C shares) (Note 8)	938
Professional fees	77,527
Shareholder reports and notices	35,559
Registration fees	31,184
Custodian fees (Note 7)	21,590
Trustees' fees and expenses	8,153
Other	44,268
Total Expenses	1,792,246
Less: waiver of Advisory fees (Note 4)	(180,130)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(34,201)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(709)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(36,554)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(726)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(6,360)
Net Expenses	1,533,566
Net Investment Income	6,098,843
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	459,984
Futures contracts	671,246
Swap agreements	(253,239)
Net Realized Gain	877,991
Change in Unrealized Appreciation (Depreciation) on:
Investments	11,610,474
Futures contracts	(530,034)
Swap agreements	42,462
Net Change in Unrealized Appreciation (Depreciation)	11,122,902
Net Gain	12,000,893
Net Increase	$18,099,736

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,098,843	$12,772,021
Net realized gain (loss)	877,991	(3,820,047)
Net change in unrealized appreciation (depreciation)	11,122,902	(9,348,011)
Net Increase (Decrease)	18,099,736	(396,037)
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,724,672)	(1,064,170)
Class B shares	(2,167,380)	(9,227,061)
Class L shares	(103,383)	(230,694)
Class I shares	(1,168,452)	(2,353,741)
Class C shares	(20,858)	(20,512)
Total Dividends and Distributions to Shareholders	(6,184,745)	(12,896,178)
Net decrease from transactions in shares of beneficial interest	(19,063,505)	(45,455,153)
Net Decrease	(7,148,514)	(58,747,368)
Net Assets:
Beginning of period	393,013,418	451,760,786
End of Period	$385,864,904	$393,013,418

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,782,115	$—	$2,782,115
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	4,331,284	—	4,331,284
Agency Bond — Finance (U.S. Government Guaranteed)	—	1,421,758	—	1,421,758
Agency Bonds — Sovereign (U.S. Government Guaranteed)	—	19,219,008	—	19,219,008
Agency Fixed Rate Mortgages	—	153,548,901	—	153,548,901
Asset-Backed Securities	—	9,196,313	—	9,196,313
Collateralized Mortgage Obligations — Agency Collateral Series	—	38,600,630	—	38,600,630
Commercial Mortgage-Backed Securities	—	10,773,033	—	10,773,033
Mortgages — Other	—	50,102,560	—	50,102,560
Municipal Bonds	—	49,305,487	—	49,305,487
U.S. Agency Securities	—	35,934,674	—	35,934,674
U.S. Treasury Securities	—	2,850,010	—	2,850,010
Total Fixed Income Securities	—	378,065,773	—	378,065,773
Short-Term Investments
U.S. Treasury Securities	—	18,126,584	—	18,126,584
Investment Company	10,317,687	—	—	10,317,687
Total Short-Term Investments	10,317,687	18,126,584	—	28,444,271
Futures Contracts	680,327	—	—	680,327
Total Assets	10,998,014	396,192,357	—	407,190,371
Liabilities:
Futures Contract	(672,867)	—	—	(672,867)
Total	$10,325,147	$396,192,357	$—	$406,517,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of

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Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

At June 30, 2019, the Fund did not have any open swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$680,327	(a)	Variation margin on open futures contracts	$(672,867	)(a)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$671,246	$(253,239)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(530,034)	$42,462

For the six months ended June 30, 2019, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$64,910,317
Swap Agreements:
Average monthly notional amount	$5,596,500

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

$2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2019, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C shares. Effective February 28, 2019, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses will not exceed 0.85% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, $180,130 of advisory fees were waived and $72,190 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2019.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended June 30, 2019, the distribution fee was accrued for Class B at an annual rate of 0.23%.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2019, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2019, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $10,465 and $3,654, respectively, and received $19,672 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2019		FOR THE YEAR ENDED DECEMBER 31, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,210,211	$10,332,732	2,775,129	$23,017,285
Conversion from Class B	31,763,316	270,896,776	—	—
Reinvestment of dividends	292,937	2,509,500	123,350	1,037,712
Redeemed	(1,746,365)	(14,909,530)	(3,231,019)	(26,893,427)
Net increase (decrease) — Class A	31,520,099	268,829,478	(332,540)	(2,838,430)
CLASS B SHARES
Exchanged	10,978	92,520	27,459	232,251
Conversion to Class A	(31,765,057)	(270,896,776)	—	—
Reinvestment of dividends	233,932	1,977,319	1,041,490	8,760,695
Redeemed	(1,954,956)	(16,566,285)	(5,593,182)	(47,044,034)
Net decrease — Class B	(33,475,103)	(285,393,222)	(4,524,233)	(38,051,088)
CLASS L SHARES
Exchanged	282	2,510	7	62
Reinvestment of dividends	11,636	99,915	26,717	226,592
Redeemed	(68,794)	(589,784)	(266,274)	(2,257,937)
Net decrease — Class L	(56,876)	(487,359)	(239,550)	(2,031,283)
CLASS I SHARES
Sold	290,987	2,484,237	504,022	4,247,941
Reinvestment of dividends	129,554	1,104,381	270,281	2,274,164
Redeemed	(597,029)	(5,081,243)	(1,209,450)	(10,184,882)
Net decrease — Class I	(176,488)	(1,492,625)	(435,147)	(3,662,777)
CLASS C SHARES
Sold	72,440	619,370	169,740	1,428,945
Reinvestment of dividends	2,380	20,422	2,385	20,226
Redeemed	(135,672)	(1,159,569)	(37,952)	(320,746)
Net increase (decrease) — Class C	(60,852)	(519,777)	134,173	1,128,425
Net decrease in Fund	(2,249,220)	$(19,063,505)	(5,397,297)	$(45,455,153)

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

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Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2019, aggregated $314,443,470 and $337,873,958, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $308,348,948 and $322,328,412, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by $6,360 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2019
Liquidity Funds	$2,744,155	$86,646,055	$79,072,523	$86,698	$—	$—	$10,317,687

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At June 30, 2019, the Fund had

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

an accrued pension liability of $58,534, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:		2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$12,896,178	$—	$13,745,131	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,612,407	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $2,072,418 and $3,626,072, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2019 (unaudited) continued

may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.6%.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and is reflected in the Fund's financial statements.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.67		$8.68		$8.71		$8.90		$8.63
Income (loss) from investment operations:
Net investment income	0.13		0.25		0.24		0.25		0.22		0.17
Net realized and unrealized gain (loss)	0.26		(0.26)		(0.01)		(0.04)		(0.21)		0.31
Total income (loss) from investment operations	0.39		(0.01)		0.23		0.21		0.01		0.48
Less dividends from net investment income	(0.13)		(0.25)		(0.24)		(0.24)		(0.20)		(0.21)
Net asset value, end of period	$8.67		$8.41		$8.67		$8.68		$8.71		$8.90
Total Return(2)	4.72	%(9)	(0.01)%		2.66%		2.40	%(3)	0.10%		5.60%
Ratios to Average Net Assets:
Net expenses	0.85	%(4)(5)(6)(10)	0.87	%(4)(6)	0.86	%(4)(6)	0.87	%(4)(7)	0.87	%(4)(6)	0.86	%(4)(6)
Net investment income	3.08	%(4)(6)(10)	3.01	%(4)(6)	2.79	%(4)(6)	2.66	%(4)(7)	2.41	%(4)(6)	1.90	%(4)(6)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$309,002		$34,504		$38,438		$42,375		$49,715		$56,270
Portfolio turnover rate	82	%(9)	159%		179%		279%		464%		317%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.68% for Class A shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. There were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.72%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Effective February 28, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares. Prior to February 28, 2019, the maximum ratio was 0.87% for Class A shares.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2019	0.98%	2.95%
December 31, 2018	1.02	2.86
December 31, 2017	1.08	2.57
December 31, 2015	0.94	2.34
December 31, 2014	0.99	1.77

(7)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.19%	2.34%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.67		$8.68		$8.70		$8.90		$8.62
Income (loss) from investment operations:
Net investment income	0.13		0.25		0.24		0.25		0.22		0.17
Net realized and unrealized gain (loss)	0.24		(0.26)		(0.01)		(0.03)		(0.22)		0.32
Total income (loss) from investment operations	0.37		(0.01)		0.23		0.22		0.00	(2)	0.49
Less dividends from net investment income	(0.13)		(0.25)		(0.24)		(0.24)		(0.20)		(0.21)
Net asset value, end of period	$8.65		$8.41		$8.67		$8.68		$8.70		$8.90
Total Return(3)	4.49	%(9)	0.02%		2.68%		2.54	%(4)	0.00	%(5)	5.73%
Ratios to Average Net Assets:
Net expenses	0.86	%(6)(7)(10)	0.84	%(6)(7)	0.85	%(6)(7)	0.86	%(6)(8)	0.83	%(6)(7)	0.85	%(6)(7)
Net investment income	3.19	%(6)(7)(10)	3.04	%(6)(7)	2.80	%(6)(7)	2.66	%(6)(8)	2.46	%(6)(7)	1.91	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(10)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$93		$281,599		$329,378		$376,574		$423,561		$498,350
Portfolio turnover rate	82	%(9)	159%		179%		279%		464%		317%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares.

(2)  Amount is less than $0.005 per share.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.69% for Class B shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. There were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 1.85%.

(5)  Amount is less than 0.005%.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2019	0.95%	3.10%
December 31, 2018	0.94	2.94
December 31, 2017	0.97	2.68
December 31, 2015	0.90	2.39
December 31, 2014	0.96	1.80

(8)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.95%	2.57%

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.48		$8.73		$8.75		$8.77		$8.97		$8.69
Income (loss) from investment operations:
Net investment income	0.12		0.23		0.22		0.23		0.20		0.14
Net realized and unrealized gain (loss)	0.26		(0.25)		(0.02)		(0.03)		(0.22)		0.32
Total income (loss) from investment operations	0.38		(0.02)		0.20		0.20		(0.02)		0.46
Less dividends from net investment income	(0.12)		(0.23)		(0.22)		(0.22)		(0.18)		(0.18)
Net asset value, end of period	$8.74		$8.48		$8.73		$8.75		$8.77		$8.97
Total Return(2)	4.55	%(8)	(0.25)%		2.38%		2.24	%(3)	(0.27)%		5.30%
Ratios to Average Net Assets:
Net expenses	1.12	%(4)(5)(9)	1.10	%(4)(5)	1.11	%(4)(5)	1.12	%(4)(6)	1.14	%(4)(5)	1.21	%(4)
Net investment income	2.84	%(4)(5)(9)	2.74	%(4)(5)	2.51	%(4)(5)	2.41	%(4)(6)	2.12	%(4)(5)	1.55	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$7,147		$7,411		$9,729		$12,004		$13,658		$16,334
Portfolio turnover rate	82	%(8)	159%		179%		279%		464%		317%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.67% for Class L shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.57%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2019	1.23%	2.73%
December 31, 2018	1.20	2.64
December 31, 2017	1.24	2.38
December 31, 2015	1.22	2.04

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.21%	2.32%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.67		$8.68		$8.71		$8.90		$8.63
Income (loss) from investment operations:
Net investment income	0.15		0.28		0.27		0.28		0.25		0.19
Net realized and unrealized gain (loss)	0.27		(0.26)		(0.01)		(0.04)		(0.21)		0.31
Total income from investment operations	0.42		0.02		0.26		0.24		0.04		0.50
Less dividends from net investment income	(0.15)		(0.28)		(0.27)		(0.27)		(0.23)		(0.23)
Net asset value, end of period	$8.68		$8.41		$8.67		$8.68		$8.71		$8.90
Total Return(2)	5.01	%(8)	0.34%		2.90%		2.88	%(3)	0.44%		5.83%
Ratios to Average Net Assets:
Net expenses	0.52	%(4)(5)(9)	0.52	%(4)(5)	0.51	%(4)(5)	0.52	%(4)(6)	0.54	%(4)(5)	0.64	%(4)(5)
Net investment income	3.46	%(4)(5)(9)	3.36	%(4)(5)	3.14	%(4)(5)	3.00	%(4)(6)	2.74	%(4)(5)	2.12	%(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$68,079		$67,487		$73,314		$80,861		$87,824		$98,543
Portfolio turnover rate	82	%(8)	159%		179%		279%		464%		317%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.69% for Class I shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.19%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2019	0.72%	3.26%
December 31, 2018	0.72	3.16
December 31, 2017	0.74	2.91
December 31, 2015	0.71	2.57
December 31, 2014	0.77	1.99

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.69%	2.83%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,						PERIOD FROM APRIL 30, 2015(2)
	JUNE 30, 2019		2018		2017		2016(1)		TO DECEMBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.48		$8.74		$8.75		$8.77		$8.97
Income (loss) from investment operations:
Net investment income	0.10		0.19		0.18		0.17		0.11
Net realized and unrealized gain (loss)	0.26		(0.26)		(0.02)		(0.02)		(0.22)
Total income (loss) from investment operations	0.36		(0.07)		0.16		0.15		(0.11)
Less dividends from net investment income	(0.10)		(0.19)		(0.17)		(0.17)		(0.09)
Net asset value, end of period	$8.74		$8.48		$8.74		$8.75		$8.77
Total Return(3)	4.29	%(9)	(0.76)%		1.87%		1.60	%(4)	(1.08	)%(9)
Ratios to Average Net Assets:
Net expenses	1.62	%(5)(6)(10)	1.62	%(5)(6)	1.61	%(5)(6)	1.62	%(5)(7)	1.62	%(5)(6)(10)
Net investment income	2.35	%(5)(6)(10)	2.24	%(5)(6)	2.00	%(5)(6)	1.90	%(5)(7)	1.53	%(5)(6)(10)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$1,544		$2,012		$902		$691		$152
Portfolio turnover rate	82	%(9)	159%		179%		279%		464%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.56% for Class C shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.04%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2019	1.80%	2.17%
December 31, 2018	1.96	1.90
December 31, 2017	1.96	1.65
December 31, 2015	4.26	(1.11)

(7)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	2.15%	1.37%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) continued

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Privacy Notice (unaudited) continued

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer
Timothy J. Knierim
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

USGSAN
2661826 EXP. 08.31.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2019